ACCRUED LIABILITIES	12 Months Ended
Dec. 29, 2017
ACCRUED LIABILITIES
ACCRUED LIABILITIES

8. ACCRUED LIABILITIES

Accrued liabilities consisted of the following at December 29, 2017 and December 30, 2016:

	December 29,	December 30,
	2017	2016
Accrued bonuses	$2,687,000	$2,090,000
Accrued interest	5,000	1,000
Paid leave bank	2,533,000	2,129,000
Compensation and payroll taxes	1,859,000	2,006,000
Accrued legal	103,000	177,000
Accrued workers’ compensation insurance	305,000	81,000
Accrued rent	192,000	166,000
Employee withholdings	1,812,000	1,337,000
Client deposits	92,000	139,000
Accrued subcontractor costs	13,103,000	8,100,000
Other	602,000	2,823,000
Total accrued liabilities	$23,293,000	$19,049,000